FAIR VALUE MEASUREMENT (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liability measured and recorded at fair value
Financial assets	$ 0	$ 0
Liability:
Derivative	776
Total liability at fair value	776	0
Significant unobservable inputs Level 3
Liability:
Derivative	776
Total liability at fair value	$ 776